Other assets - Components of Other Assets (Details) - USD ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023
Other Assets [Abstract]
Corporate/bank-owned life insurance	$ 5,552	$ 5,480
Accounts receivable	4,931	6,567
Tax credit investments	2,821	2,186
Software	2,676	2,430
Prepaid pension assets	2,035	1,818
Fails to deliver	1,292	1,514
Assets of consolidated investment management funds	891	526
Equity method investments	852	873
Fair value of hedging derivatives	781	236
Prepaid expense	736	737
Other equity investments	679	741
Federal Reserve Bank stock	478	480
Cash collateral receivable on derivative transactions	292	621
Income taxes receivable	255	270
Seed capital	196	232
Other	1,223	1,198
Total other assets	25,690	25,909
Federal Home Loan Bank stock, at cost	$ 57	$ 7